Asbestos - Summary of Net Unfunded AFFA Liability, Net of Tax (Parenthetical) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 AUD	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2015 Other Assets and Liabilities [Member] USD ($)
Asbestos Claims [Line Items]
Amounts offset against income tax payable	$ 22.0		$ 16.7
Favorable effect of foreign currency exchange in respect of income taxes payable	3.5
Provision for asbestos-related education and medical research contribution	1.4		1.7
Net liability of AICF	(1.5)		(0.8)
Effect of foreign currency exchange on other assets and liabilities	144.7		97.2	0.2	0.2
Asbestos claims paid	$ 135.1	154.3